Intangible Assets and Goodwill Future Amortization Expense Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2012	$ 3.4
2013	2.6
2014	2.0
2015	1.4
2016	$ 1.0